UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-7603
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                           ---------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
       ------------------------------------------------------------------

                      Date of fiscal year end: September 30
                      -------------------------------------

                     Date of reporting period: June 30, 2005
                     --------------------------------------

Item 1 -- Schedule of Investments.

             The Boston Company International Core Equity Portfolio

               Schedule of Investments - June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                  Value
Security                                                                        Shares          (Note 1A)
----------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 100.0%
EQUITY -  98.9%
Australia - 5.5%
Caltex Australia Ltd.                                                          121,300        $  1,460,205
CSL Ltd.                                                                        24,800             632,565
Insurance Australia Group Ltd.                                                 252,300           1,148,611
Macquarie Bank Ltd                                                              39,800           1,798,572
Oil Search Ltd.                                                                732,600           1,699,602
Qantas Airways Ltd.                                                            373,000             953,174
QBE Insurance Group Ltd.                                                       109,300           1,328,989
Rinker Group Ltd.                                                              216,900           2,288,267
                                                                                              ------------
                                                                                                11,309,985
                                                                                              ------------

Austria - 2.3%
Boehler-Uddeholm                                                                10,100           1,334,189
OMV AG                                                                           7,800           3,393,164
                                                                                              ------------
                                                                                                 4,727,353
                                                                                              ------------

Belgium - 1.0%
KBC Groupe                                                                      25,600           2,017,709
                                                                                              ------------

Denmark - 0.6%
Novo Nordisk A/S, Class B                                                       23,800           1,211,752
                                                                                              ------------

Finland - 2.7%
Fortum Oyj                                                                      57,200             917,373
Kesko Oyj                                                                       50,700           1,272,276
Nokia Oyj                                                                      148,900           2,478,273
Rautaruukki Oyj                                                                 57,200             854,282
                                                                                              ------------
                                                                                                 5,522,204
                                                                                              ------------

France - 11.3%
Banca Intesa SpA                                                               431,633           1,969,241
Banque Nationale De Paris                                                       43,800           2,994,935
Bouygues SA                                                                     36,700           1,515,190
Elior                                                                           67,900             811,526
France Telecom SA                                                               24,200             703,141
Renault SA                                                                      18,100           1,590,818
Sanofi-Synthelabo SA                                                            20,800           1,703,078
Societe Generale                                                                37,200           3,768,577
Suez SA                                                                         41,500           1,122,565
Total SA                                                                        12,455           2,917,098
Vinci SA                                                                        14,700           1,222,994
Vivendi Universal SA                                                            61,700           1,932,447
Remy Cointreau                                                                  17,200             782,412
                                                                                              ------------
                                                                                                23,034,022
                                                                                              ------------

Germany - 6.1%
Bayerische Motoren Werke AG                                                     15,100             687,115
Continental AG                                                                  42,100           3,026,893
Deutsche Bank AG  Registered Shares                                              8,100             631,638
Deutsche Post AG                                                                43,200           1,008,822
Deutsche Telekom AG                                                             53,800             994,382
E.ON AG                                                                         29,500           2,619,337
Merck KGaA                                                                      17,300           1,374,672
SAP AG                                                                           6,000           1,042,322
Thyssenkrupp AG                                                                 65,400           1,133,703
                                                                                              ------------
                                                                                                12,518,884
                                                                                              ------------


Greece - 1.1%
Alpha Bank A.E.                                                                 48,240           1,285,535
Coca-Cola Hellenic Bottling Co. S.A.                                            38,700           1,050,866
                                                                                              ------------
                                                                                                 2,336,401
                                                                                              ------------

Hong Kong - 3.6%
China Mobile Hong Kong Ltd.                                                    782,300           2,892,983
China Resources Power Holdings Co., Ltd.                                     1,527,403             848,986
Esprit Holdings Ltd.                                                            91,000             654,990
Kerry Properties Ltd.                                                          375,800             833,777
Kingboard Chemical Holdings Ltd.                                               210,500             670,093
Orient Overseas International Ltd.                                             180,500             786,716
The Wharf(Holdings) Ltd.                                                       167,000             584,173
                                                                                              ------------
                                                                                                 7,271,718
                                                                                              ------------

Ireland - 1.3%
Anglo Irish Bank Corp PLC                                                      103,800           1,287,193
CRH PLC                                                                         11,800             310,166
CRH PLC                                                                         36,200             960,832
                                                                                              ------------
                                                                                                 2,558,191
                                                                                              ------------

Italy - 1.7%
Eni SpA                                                                         67,000           1,720,351
Mediaset SpA                                                                   153,000           1,800,749
                                                                                              ------------
                                                                                                 3,521,100
                                                                                              ------------

Japan - 19.8%
Asahi Breweries Ltd.                                                           106,000           1,263,965
Bridgestone Corp.                                                               58,000           1,109,776
Canon, Inc.                                                                     49,000           2,566,816
Diamond Lease Co., Ltd.                                                         14,600             578,071
Eisai Co., Ltd.                                                                 35,700           1,195,797
Hisamitsu Pharamaceutical                                                       37,700             999,074
Honda Motor Co., Ltd.                                                           46,800           2,302,401
HOYA Corp.                                                                      17,700           2,033,534
Japan Tobacco, Inc.                                                                 57             759,728
Kawasaki Kisen Kaisha Ltd.                                                     167,000             983,851
Kirin Beverage Corp.                                                            47,400           1,071,310
Kobe Steel Ltd.                                                                978,000           1,837,721
Komatsu Ltd.                                                                   192,000           1,482,458
Kubota Corp.                                                                   265,000           1,446,589
Kyocera Corp.                                                                   12,100             922,049
Kyushu Electric Power Co., Inc.                                                 28,500             618,268
Mazda Motor Corp.                                                              255,000             954,765
Mitsubishi Corp.                                                               136,000           1,839,835
Mitsui O.S.K. Lines, Ltd.                                                      225,000           1,378,272
Mitsui Sumitomo Insurance Company Ltd.                                          69,000             618,573
Mizuho Financial Group, Inc.                                                       131             589,998
Nippon Steel Corp.                                                             658,000           1,521,909
Nisshin Seifun Group, Inc.                                                      80,000             826,543
NTT Corp.                                                                          351           1,504,542
Ono Pharmaceutical Co., Ltd.                                                    25,000           1,181,274
Promise Co., Ltd.                                                               10,600             676,583
Sankyo Co.,Ltd.                                                                 18,900             875,628
Santen Pharmaceutical Co., Ltd                                                  28,900             655,925
Sanyo Shinpan Finance Co., Ltd.                                                 24,000           1,643,143
Sumitomo Electric Industries                                                   109,700           1,114,124
Sumitomo Rubber Industries, Inc.                                               128,000           1,301,414
Sumitomo Trust & Banking Co., Ltd.                                             197,000           1,193,938
Takeda Pharmaceutical Co., Ltd.                                                 28,600           1,414,168
                                                                                              ------------
                                                                                                40,462,042
                                                                                              ------------

Luxembourg - 0.5%
Arcelor                                                                         53,900           1,052,065
                                                                                              ------------

Netherlands - 3.8%
Buhrmann N.V.                                                                  122,600           1,209,978
CSM                                                                              9,900             305,410
Ing Groep NV CVA                                                               140,100           3,941,995
Royal Dutch Petroleum Co.                                                       35,000           2,278,182
                                                                                              ------------
                                                                                                 7,735,565
                                                                                              ------------

New Zealand - 0.3%
Fletcher Building Ltd.                                                         143,600             687,473
                                                                                              ------------

Norway - 2.1%
DNB NOR ASA                                                                    140,300           1,456,133
Norsk Hydro ASA                                                                 11,600           1,060,689
Orkla Asa                                                                       27,000             991,542
Yara International ASA                                                          53,300             843,270
                                                                                              ------------
                                                                                                 4,351,634
                                                                                              ------------
Singapore - 0.8%
Fraser and Neave Ltd.                                                           89,630             832,313
Keppel Co., Ltd.*                                                               92,900             687,176
                                                                                              ------------
                                                                                                 1,519,489
                                                                                              ------------
Spain - 2.7%
ACS Actividades                                                                 63,500           1,771,245
Corp. Mapfre SA                                                                 80,500           1,200,284
Repsol YPF SA                                                                   74,400           1,894,026
Union Fenosa, SA                                                                23,400             711,213
                                                                                              ------------
                                                                                                 5,576,768
                                                                                              ------------
Sweden - 2.5%
Ericsson LM                                                                    261,000             834,044
Lindex AB                                                                       14,000             653,713
Skandinaviska Enskilda Banken AB                                               105,800           1,755,041
Volvo AB, Class B                                                               46,300           1,879,376
                                                                                              ------------
                                                                                                 5,122,174
                                                                                              ------------
Switzerland - 5.5%
Baloise Holdings                                                                10,530             524,389
Credit Suisse Group                                                             82,400           3,233,808
Logitech International SA *                                                     36,000           1,154,649
Novartis AG                                                                     34,940           1,660,062
Saurer AG*                                                                      14,400             897,990
Sulzer AG                                                                        3,670           1,511,148
UBS AG Registered Shares                                                        10,100             786,262
Zurich Financial Services AG*                                                    8,490           1,458,546
                                                                                              ------------
                                                                                                11,226,854
                                                                                              ------------

United Kingdom - 23.7%
02 PLC                                                                         279,300             679,953
Alliance Unichem PLC                                                            82,500           1,252,798
AstraZeneca PLC                                                                 39,900           1,648,612
Aviva PLC                                                                      128,300           1,424,262
Barclays PLC                                                                   210,990           2,093,287
Barratt Developments PLC                                                        96,800           1,240,028
BHP Billition PLC                                                              107,100           1,373,548
BP PLC                                                                         327,200           3,402,079
BPB PLC                                                                         95,100             897,968
British Airways PLC*                                                           218,300           1,026,164
BT Group PLC                                                                   161,400             662,213
Enterprise Inns PLC                                                             81,100           1,207,910
Friends Provident PLC                                                          582,000           1,893,192
Greene King PLC                                                                 27,900             634,463
HBOS PLC                                                                       183,000           2,815,891
Inchcape PLC                                                                    49,100           1,804,029
Kelda Group PLC                                                                119,200           1,488,411
Legal & General Group PLC                                                      473,900             973,409
Old Mutual PLC                                                                 959,700           2,088,089
Reckitt Benckiser PLC                                                           23,000             675,707
Royal Bank of Scotland Group PLC                                               110,085           3,314,722
SABMiller PLC                                                                  102,800           1,599,349
Sage Group PLC                                                                 261,500           1,043,799
Scottish Power PLC                                                             144,200           1,277,363
Shire Pharmaceuticals Group PLC                                                 84,000             919,609
Tesco PLC                                                                      287,300           1,636,260
Travis Perkins PLC                                                              23,200             720,687
Tullow Oil PLC                                                                 270,400             901,331
Vodafone Group PLC                                                           1,931,400           4,692,588
Wolseley PLC                                                                    60,600           1,269,169
Xstrata PLC                                                                     86,000           1,652,285
                                                                                              ------------
                                                                                                48,309,175
                                                                                              ------------
Total Equities (Cost $175,652,634)                                                             202,072,558
                                                                                              ------------

PREFERRED STOCKS -  0.9%
Fresenius AG                                                                     6,500             744,698
Henkel KGaA                                                                      7,100             634,943
Unipol SpA                                                                     178,500             516,141
                                                                                              ------------
Total Preferred Stocks (Cost $1,682,699)                                                         1,895,782
                                                                                              ------------

SHORT-TERM INVESTMENTS - 0.2%                       Rate        Maturity     Par Value
                                                    ----        --------     ---------
U.S. Government - 0.2%
U.S. Treasury Bill+ (Cost $417,341)                 2.96%      9/15/2005       420,000             417,341
                                                                                              ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $177,752,674)                                             204,385,681
                                                                                              ------------

AFFILIATED INVESTMENTS - 0.0%
Dreyfus Institutional Preferred Plus Money Market ++ (Cost $54,810)             54,810              54,810
                                                                                              ------------
TOTAL INVESTMENTS- 100.1% (Cost $177,807,484)                                                  204,440,491
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                                                     (98,050)
                                                                                              ------------
NET ASSETS-100%                                                                               $204,342,441
                                                                                              ============

Notes to Schedule of Investments:
*    Non-income producing security
+ Denotes all or part of security segregated as collateral for futures transactions.
++   Affiliated institutional money market fund.

At June 30, 2005 the Portfolio held the following futures contracts:

                                                                                    Underlying Face
Contract                                        Position      Expiration Date       Amount at Value     Unrealized Gain/Loss
----------------------------------------------------------------------------------------------------------------------------
MSCI Pan-Euro (59 Contracts)                      Long           9/16/2005           $1,348,463             $ (10,691)
Topix Futures (4 Contracts)                       Long           9/8/2005               423,625                 1,516
                                                                                                            ---------
                                                                                                             $ (9,175)
                                                                                                            =========

              The Boston Company International Small Cap Portfolio

               Schedule of Investments - June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security Description                                                                         Shares      (Note 1A)
-------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 102.1%
EQUITIES - 97.4%
Australia - 3.9%
APN News & Media Ltd.                                                                         615,700     2,402,465
Caltex Australia Ltd.                                                                         238,700     2,873,461
Cochlear Ltd.                                                                                  82,800     2,458,736
Oil Search Ltd.                                                                             1,656,500     3,843,012
Perpetual Trustees Australia Ltd.                                                              82,200     3,575,235
Sims Group Ltd.                                                                               293,400     3,301,946
                                                                                                       ------------
                                                                                                         18,454,855
                                                                                                       ------------

Austria - 0.7%
Boehler-Uddeholm                                                                               24,400     3,223,189
                                                                                                       ------------

Belgium - 1.3%
Colruyt SA                                                                                     11,324     1,541,563
Mobistar SA                                                                                    34,500     2,883,613
NV Union Miniere SA                                                                            22,800     1,819,469
                                                                                                       ------------
                                                                                                          6,244,645
                                                                                                       ------------

Canada - 5.9%
Astral Media, Inc.                                                                             57,300     1,476,370
Canfor Corp.*                                                                                 204,300     2,452,601
CHC Helicopter Corp.                                                                           82,500     1,608,902
Ensign Resource Service Group, Inc.                                                           111,800     2,699,817
Gildan Activewear, Inc.*                                                                       82,200     2,156,198
Home Capital Group, Inc.                                                                      178,000     5,307,293
Inmet Mining Corp.*                                                                           134,500     1,740,976
IPSCO, Inc.                                                                                    50,300     2,194,386
Northbridge Financial                                                                         149,500     3,662,719
Trican Well Service Ltd.*                                                                     197,500     4,858,065
                                                                                                       ------------
                                                                                                         28,157,327
                                                                                                       ------------

Denmark - 1.5%
Bang & Olufsen A/S (a)                                                                         19,900     1,393,843
GN Store Nord A/S                                                                             182,300     2,060,576
Jyske Bank A/S*                                                                                89,000     3,908,994
                                                                                                       ------------
                                                                                                          7,363,413
                                                                                                       ------------

Finland - 2.3%
Nokian Renkaat OYJ                                                                            105,700     1,927,784
OKO Bank (OKO Osuuspankkien Keskuspankki Oyi)                                                  90,700     1,480,609
Rautaruukki Oyj                                                                               170,200     2,541,938
Wartsila Oyj-B SHARES                                                                          95,550     2,753,285
YIT-Yhtyma Oyj                                                                                 73,400     2,450,352
                                                                                                       ------------
                                                                                                         11,153,968
                                                                                                       ------------

France - 8.0%
Alten*                                                                                         97,000     2,454,932
April Group                                                                                    46,100     1,434,888
Ciments Francais (a)                                                                           18,900     1,844,400
Clarins                                                                                        37,106     2,491,591
CNP Assurances                                                                                 28,700     1,832,503
Eiffage (a)                                                                                    38,483     3,340,983
Elior (a)                                                                                     221,100     2,642,538
Euler Hermes SA (a)                                                                            46,400     3,656,819
Generale de Sante                                                                              77,800     1,899,779
Imerys SA                                                                                      36,100     2,484,378
Legardere SCA                                                                                  22,100     1,630,237
Natexis Banques Populaires                                                                     20,400     2,957,739
Nexans SA                                                                                      38,600     1,563,092
SR Teleperformance                                                                             66,600     1,934,381
Vallourec*                                                                                      8,890     2,555,634
Vallourec SA                                                                                    8,390        42,852
Vinci SA (a)                                                                                   38,500     3,203,079
                                                                                                       ------------
                                                                                                         37,969,825
                                                                                                       ------------

Germany - 5.9%
AWD Holding AG                                                                                 38,800     1,627,355
Continental AG                                                                                 49,200     3,537,367
Deutsche Boerse AG                                                                             19,400     1,515,248
Deutsche Postbank AG                                                                           67,700     3,327,912
Hannover Rueckversicherung AG                                                                  34,250     1,292,726
Hypo Real Estate Holding                                                                       51,000     1,936,388
Leoni AG                                                                                       71,800     1,848,765
Mobilcom AG (a)                                                                               102,200     2,208,081
Puma AG                                                                                         7,530     1,860,504
Rheinmetall AG NPV                                                                             32,300     1,624,382
Software AG                                                                                    50,300     2,076,390
Stada Arzneimittel AG                                                                          53,600     1,948,114
Thyssenkrupp AG                                                                                88,400     1,532,405
Wincor Nixdorf AG                                                                              17,800     1,455,922
                                                                                                       ------------
                                                                                                         27,791,559
                                                                                                       ------------

Hong Kong - 3.5%
China Overseas Land & Investment Ltd.                                                       7,636,000     1,406,040
China State Construction International Holdings Ltd.*                                         413,444       105,356
Hengan International Group Co., Ltd.                                                        2,395,400     1,663,939
Kerry Properties Ltd.                                                                       1,139,000     2,527,068
Orient Overseas International Ltd.                                                            533,700     2,326,151
Skyworth Digital Holdings Ltd.                                                              2,962,000       381,210
Solomon Systech (Intl)                                                                      7,934,900     2,802,864
Television Broadcasts Ltd.                                                                    261,000     1,474,101
Wing Hang Bank Ltd.                                                                           252,800     1,649,371
Xinao Gas Holdings Ltd.                                                                     3,484,000     2,421,468
                                                                                                       ------------
                                                                                                         16,757,568
                                                                                                       ------------

Ireland - 1.0%
Fyffes PLC                                                                                    872,300     2,603,627
Grafton Group PLC*                                                                            197,500     2,288,096
                                                                                                       ------------
                                                                                                          4,891,723
                                                                                                       ------------

Italy - 4.1%
ASM Brescia SpA                                                                               403,100     1,291,819
Banco Popolare di Verona e Novara                                                             162,100     2,760,043
Davide Campari-Milano SpA                                                                     254,961     1,865,058
Erg SpA                                                                                       187,900     3,620,084
Fondiaria-Sai SpA                                                                              52,400     1,415,769
Milano Assicurazioni SpA                                                                      465,700     2,891,559
Pirelli & C Real Estate                                                                        65,800     3,942,092
Recordati SpA                                                                                 212,900     1,529,675
                                                                                                       ------------
                                                                                                         19,316,099
                                                                                                       ------------

Japan - 18.6%
CMK Corp. (a)                                                                                 122,000     2,061,340
Cosmo Oil Co., Ltd.                                                                           524,000     2,218,223
Dainippon Screen Manufacturing Co., Ltd.                                                      241,900     1,623,045
Diamond Lease Co., Ltd.                                                                        38,000     1,504,568
Hamamatsu Photonics KK (a)                                                                     76,900     1,670,786
Hisamitsu Pharamaceutical                                                                     101,100     2,679,216
Hitachi Construction Machinery Co., Ltd.                                                      130,300     1,541,503
Izumi Co. Ltdronics, Inc. (a)                                                                  73,800     1,821,636
Kawasaki Kisen Kaisha Ltd.                                                                    326,200     1,921,750
Keihin Corp.                                                                                  226,400     3,688,515
Kenedix, Inc.                                                                                     574     1,617,690
Kirin Beverage Corp.                                                                           73,200     1,654,428
Koito Manufacturing Co.                                                                       274,000     2,852,227
Koyo Seiko Co., Ltd.                                                                          151,000     2,015,001
Kuroda Electric Co., Ltd.                                                                      77,000     1,801,693
Kyowa Exeo Corp.                                                                              316,000     2,788,625
Makita Corp.                                                                                  130,000     2,540,723
Mitsubishi Gas Chemical Co., Inc.                                                             733,800     3,743,534
Mori Seiki Co., Ltd (a)                                                                       195,600     2,069,186
Nippon Shokubai Ltd.                                                                          534,000     4,341,606
Nisshin Seifun Group, Inc.                                                                    187,000     1,932,044
Nisshin Steel Co., Ltd.                                                                     1,315,900     3,284,994
NTN Corp.                                                                                     275,000     1,471,661
OSG Corp.                                                                                     172,800     2,175,534
Otsuka Corp.                                                                                   38,600     3,261,747
Plenus Co., Ltd.                                                                               66,700     2,350,425
Ricoh Leasing Co., Ltd.                                                                       134,400     3,223,539
Ryohin Keikaku                                                                                 32,400     1,596,609
Santen Pharmaceutical Co., Ltd                                                                 95,200     2,160,694
Sanwa Shutter Corp.                                                                           352,000     2,022,776
Sanyo Shinpan Finance Co., Ltd.                                                                46,400     3,176,743
Sodick Co., Ltd.                                                                              234,100     2,160,973
Sumisho Lease Co., Ltd.                                                                        91,300     3,168,551
Sumitomo Forestry Co., Ltd.                                                                   199,000     1,921,241
Sumitomo Rubber Industries, Inc.                                                              270,000     2,745,171
Sysmex Corp.                                                                                   58,600     3,793,575
Tsuruha Co., Ltd.                                                                              59,800     1,902,909
                                                                                                       ------------
                                                                                                         88,504,481
                                                                                                       ------------

Netherlands - 4.7%
Aalberts Industries NV                                                                         56,200     2,571,032
ASM International NV* (a)                                                                      77,200     1,230,456
Axalto Holding NV*                                                                             61,100     1,840,580
Buhrmann NV                                                                                   226,400     2,234,413
Corio NV                                                                                       52,900     2,944,325
Koninklijke BAM Groep NV                                                                       49,800     3,292,301
Randstad Holding NV                                                                            42,700     1,469,636
SBM Offshore NV                                                                                28,900     1,978,567
Stork NV                                                                                       82,600     3,413,268
Wolters Kluwer NV                                                                              65,000     1,239,871
                                                                                                       ------------
                                                                                                         22,214,449
                                                                                                       ------------

Norway - 0.9%
Tandberg Television ASA*                                                                      340,600     4,173,563
                                                                                                       ------------

Portugal - 0.5%
Jeronimo Martins, SGPS, S.A.                                                                  152,200     2,182,066
                                                                                                       ------------

Singapore - 1.3%
First Engineering Ltd.                                                                      1,800,800     1,309,212
Jurong Technologies Industrial                                                              2,822,300     2,939,365
MobileOne Ltd.                                                                              1,486,600     1,920,749
                                                                                                       ------------
                                                                                                          6,169,326
                                                                                                       ------------
South Korea - 2.7%
Dongbu Insurance Co. Ltd.                                                                     196,660     2,024,420
Hanjin Shipping Corp.                                                                          80,100     1,997,737
Honam Petrochemical Corp.                                                                      37,700     1,566,775
Hyundai Mipo Dockyard                                                                          64,500     3,625,990
Intops Co., Ltd.                                                                               76,900     1,773,603
Pusan Bank                                                                                    209,900     1,859,626
                                                                                                       ------------
                                                                                                         12,848,151
                                                                                                       ------------

Spain - 3.7%
ACS Actividades                                                                               116,300     3,244,028
Ebro Puleva, SA                                                                               136,500     2,422,048
Enagas                                                                                        133,100     2,350,408
Fadesa Immobiliaria SA                                                                         61,000     1,745,350
Immobiliaria Urbis SA                                                                         215,200     4,043,721
Indra Sistemas SA                                                                             105,500     2,083,836
TPI Telefonica Publicidad e Informacion SA                                                    173,300     1,510,237
                                                                                                       ------------
                                                                                                         17,399,628
                                                                                                       ------------

Sweden - 2.2%
Elekta AB                                                                                     123,359     5,111,617
Lindex AB                                                                                      33,100     1,545,565
Nobia AB                                                                                      139,200     2,020,903
WM-data AB                                                                                    665,000     1,667,625
                                                                                                       ------------
                                                                                                         10,345,710
                                                                                                       ------------
Switzerland - 5.0%
ABB Ltd.*                                                                                     221,900     1,446,358
Banque Cantonale Vaudoise (BCV)                                                                 8,060     1,936,979
Charles Voegele Holding AG                                                                     27,400     1,744,857
Hiestand Holding AG                                                                             2,940     2,312,815
Kuoni Reisen Holding AG*                                                                        3,300     1,340,058
Logitech International SA *                                                                    67,220     2,155,986
Micronas Semiconductor Holdings*                                                               56,200     2,118,453
Rieter Holding AG                                                                               9,290     2,569,268
Saurer AG*                                                                                     23,840     1,486,672
Sika AG*                                                                                        4,180     2,605,962
Sulzer AG                                                                                       4,180     1,721,144
Syngenta AG*                                                                                   23,850     2,443,629
                                                                                                       ------------
                                                                                                         23,882,181
                                                                                                       ------------

United Kingdom - 19.7%
Alliance Unichem PLC                                                                          160,100     2,431,188
Barratt Developments PLC                                                                      134,400     1,721,692
BPB PLC                                                                                       353,400     3,336,930
British Airways PLC*                                                                          416,500     1,957,844
BSS Group PLC*                                                                                 66,600     1,329,630
Carillion PLC                                                                                 371,500     1,871,056
Charter PLC*                                                                                  288,200     1,562,658
Close Brothers Group PLC                                                                      197,600     2,603,008
Daily Mail and General Trust                                                                  110,900     1,302,591
Eircom Group PLC                                                                            1,042,400     2,319,077
Enterprise Inns PLC                                                                           210,900     3,141,161
FirstGroup PLC                                                                                379,800     2,233,210
Friends Provident PLC (a)                                                                   1,456,600     4,738,184
Future PLC                                                                                    928,400     1,311,683
Greene King PLC                                                                                92,900     2,112,603
Greggs PLC                                                                                     25,800     2,125,041
Hays PLC                                                                                      754,100     1,742,384
iSOFT Group PLC                                                                               216,206     1,620,379
Inchcape PLC                                                                                   77,600     2,851,174
Kelda Group PLC                                                                               134,100     1,674,463
Kier Group PLC                                                                                158,600     2,602,154
Laird Group PLC                                                                               246,200     1,398,943
Mcbride PLC                                                                                   834,400     2,242,558
McCarthy & Stone PLC                                                                          175,400     1,738,536
Northgate Information Solutions PLC*                                                        1,062,300     1,326,048
Northgate PLC                                                                                 136,600     2,210,355
Peacock Group PLC                                                                             258,500     1,180,305
Persimmon PLC                                                                                 115,100     1,607,654
Restaurant Group PLC                                                                          641,300     1,562,648
Rexam PLC                                                                                     270,300     2,325,249
Schroders PLC                                                                                 113,200     1,530,712
Shire Pharmaceuticals Group PLC                                                               207,900     2,276,033
SIG PLC                                                                                       224,300     2,536,139
Speedy Hire PLC                                                                               262,900     3,235,521
Sportingbet PLC*                                                                              254,000     1,490,642
The Carphone Warehouse PLC                                                                    901,500     2,953,903
Travis Perkins PLC                                                                             75,500     2,345,339
Tullow Oil PLC                                                                                869,000     2,896,660
Ultra Electronics Holdings                                                                    134,300     1,927,573
United Business Media PLC                                                                     139,553     1,235,340
Victrex PLC                                                                                   169,500     1,468,753
Viridian Group PLC                                                                            152,500     2,128,067
WH Smith PLC                                                                                  285,200     1,856,143
WS Atkins PLC                                                                                 183,300     2,225,193
Yell Group PLC                                                                                161,200     1,225,509
                                                                                                       ------------
                                                                                                         93,511,933
                                                                                                       ------------
Total Equities (Cost $391,178,381)                                                                      462,555,659
                                                                                                       ------------
PREFERRED STOCKS - 0.8%
Fresenius AG                                                                                   18,360     2,103,486
Henkel KGaA                                                                                    17,500     1,564,994
                                                                                                       ------------
TOTAL PREFERRED STOCKS (Cost $3,290,114)                                                                  3,668,480
                                                                                                       ------------

SHORT-TERM INVESTMENTS - 0.1%                                            Rate    Maturity   Par Value
                                                                       ------------------------------
U.S. Government- 0.1%
U.S. Treasury Bill + (Cost $680,664)                                     2.96%   9/15/2005   685,000       680,664
                                                                                                       ------------

Investment of Cash Collateral - 3.8%                                                         Shares
                                                                                           ----------
BlackRock Cash Strategies L.L.C ++ (Cost $18,156,424)                                      18,156,424    18,156,424
                                                                                                       ------------
TOTAL UNAFFILIATED INVESTMENTS -  (Cost $413,305,583)                                                   485,061,227
                                                                                                       ------------

AFFILIATED INVESTMENTS - 2.3%
Dreyfus Institutional Preferred Plus Money Market +++ (Cost $10,963,266)                   10,963,266    10,963,266
                                                                                                       ------------

TOTAL INVESTMENTS - 104.4% (Cost $424,268,849)                                                          496,024,493
LIABILITIES IN ACCESS OF OTHER ASSETS - (4.4%)                                                          (21,044,376)
                                                                                                       ------------
NET ASSETS-100%                                                                                        $474,980,117
                                                                                                       ============

Notes to Schedule of Investments:

(a)  Security, or a portion of thereof, was on loan at 6/30/05.
*    Non-income producing security
+    Denotes all or part of security segregated as collateral.
++ Money market fund exempt from registration under the Investment Company Act of 1940 offered only to eligible investors.
+++  Affiliated institutional money market fund.

At June 30, 2005 the Portfolio held the following forward foreign currency exchange contracts:

                              Local Principal      Contract        Value at             USD Amount         Unrealized
Contracts to Receive              Amount          Value Date     June 30, 2005          to Deliver         Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------------
Australian Dollar                  602,000        7/1/2005          $  457,941         $  459,326          $ (1,385)
Swiss Franc                        751,000        7/1/2005             586,215            587,177              (962)
Danish Krone                     1,065,000        7/1/2005             173,016            172,836               180
British Pound                    1,120,000        7/1/2005           2,006,480          2,023,840           (17,360)
Japanese Yen                    50,000,000        7/1/2005             450,857            452,899            (2,042)
Norwegian Krone                    716,000        7/1/2005             109,611            109,514                97
Swedish Krona                    2,045,000        7/1/2005             261,854            261,660               194
Singapore Dollar                   280,000        7/1/2005             166,074            166,212              (138)
                                                                   ----------------------------------------------------
                                                                    $4,212,048         $4,233,464          $(21,416)
                                                                   ====================================================

At June 30, 2005 the Portfolio held the following futures contracts:

                                                                                  Underlying Face         Unrealized
Contract                                        Position      Expiration Date     Amount at Value         Gain/(Loss)
----------------------------------------------------------------------------------------------------------------------
MSCI Pan-Euro (100 contracts)                     Long           9/15/2005         $2,303,148              $(10,987)
Topix Futures (7 contracts)                       Long           9/15/2005            748,468                 3,454
                                                                                                           --------
                                                                                                           $ (7,533)
                                                                                                           ========

                 The Boston Company Small Cap Growth Portfolio

              Schedule of Investments - June 30, 2005 (Unaudited)

                                                                                                                Value
Security                                                                                     Shares            (Note 1A)
-------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 101.0%
EQUITIES - 94.6%
Consumer Discretionary - 18.0%
Applebee's International, Inc.                                                                 12,600            333,774
Blue Nile, Inc. (a)*                                                                            7,200            235,368
Dick's Sporting Goods, Inc.                                                                     7,300            281,707
DreamWorks Animation SKG *                                                                      3,600             94,320
Educate, Inc.*                                                                                 20,200            285,830
Education Management Corp.*                                                                     8,000            269,840
Emmis Communications Corp.*                                                                    20,300            358,701
Fred's, Inc.                                                                                   22,200            368,076
Hot Topic, Inc.*                                                                               12,480            238,618
Imax Corp. (a)*                                                                                18,000            178,920
Jarden Corp.*                                                                                   7,050            380,136
Jos A Bank Clothiers, Inc. (a)*                                                                 6,530            282,749
Laureate Education, Inc.*                                                                       7,900            378,094
Lions Gate Entertainment Corp.*                                                                56,700            581,742
Marvel Enterprises, Inc.*                                                                      17,600            347,072
Outdoor Channel Holdings, Inc.*                                                                 2,600             35,776
Papa John's International, Inc.*                                                                6,580            263,003
Playboy Enterprises, Inc., Class B*                                                            21,900            283,386
Rare Hospitality International, Inc.*                                                           8,250            251,378
Speedway Motorsports, Inc.                                                                      7,250            265,060
Thor Industries, Inc.                                                                           5,430            170,665
Tractor Supply Co.*                                                                             4,240            208,184
Volcom, Inc.*                                                                                   1,000             26,770
Wabtec Corp.                                                                                   11,260            241,865
                                                                                                             -----------
                                                                                                               6,361,034
                                                                                                             -----------

Consumer Staples - 5.2%
Herbalife Ltd.                                                                                 16,600            358,726
J & J Snack Food Corp.                                                                          3,940            206,259
Nu Skin Enterprises, Inc.                                                                      11,700            272,610
Peet's Coffee & Tea, Inc.*                                                                      8,050            265,972
Performance Food Group Co.*                                                                    15,940            481,547
Playtex Products, Inc.*                                                                        24,000            258,240
                                                                                                             -----------
                                                                                                               1,843,354
                                                                                                             -----------

Energy - 6.5%
Cooper Cameron Corp.*                                                                           4,960            307,768
Dril-Quip, Inc.*                                                                                9,860            286,039
FMC Technologies, Inc.*                                                                        11,490            367,335
Global Industries Ltd.*                                                                        22,000            187,000
Oil States International, Inc.*                                                                20,880            525,550
Penn Virginia Corp.                                                                             7,770            347,086
Tidewater, Inc.                                                                                 7,200            274,464
                                                                                                             -----------
                                                                                                               2,295,242
                                                                                                             -----------

Financials - 8.1%
Affiliated Managers Group (a)*                                                                  3,250            222,073
Amergy Bancorp, Inc.                                                                            9,600            214,848
Cathay General Bancorp                                                                          4,100            138,211
Center Financial Corp.                                                                          8,442            209,615
City National Corp., Class A                                                                    2,700            193,617
Colonial BancGroup, Inc.                                                                       11,500            253,690
Crescent Real Estate Equities Co. REIT                                                         27,700            519,375
Cullen/Frost Bankers, Inc.                                                                      4,700            223,955
First Community Bancorp, Inc., Class A                                                          3,900            185,250
First Midwest Bancorp, Inc.                                                                     8,100            284,877

Mercantile Bank Corp.                                                                           4,635            203,801
Preferred Bank, Los Angeles                                                                       350             13,895
Triad Guaranty, Inc.*                                                                           1,900             95,741
Vineyard National Bancorp Co. (a)                                                               3,400            107,304
                                                                                                             -----------
                                                                                                               2,866,252
                                                                                                             -----------

Health Care - 21.6%
Align Technology, Inc.*                                                                        23,300            171,721
Animas Corp.*                                                                                  15,000            302,250
Applera Corp.-Celera Genomics Group*                                                           12,100            132,737
Array BioPharma, Inc.*                                                                         20,000            126,000
Charles River Laboratories*                                                                     4,408            212,686
Community Health Systems, Inc.*                                                                 5,900            222,961
Conceptus, Inc.*                                                                               15,000             84,750
Cooper Cos, Inc.                                                                                2,300            139,978
Covance, Inc.*                                                                                 15,500            695,485
Coventry Health Care, Inc.*                                                                     2,250            159,188
Fisher Scientific International (a)                                                            10,500            681,450
Human Genome Sciences, Inc.*                                                                    9,800            113,484
Immunogen, Inc.*                                                                               20,500            118,695
Incyte Corp.*                                                                                  18,700            133,705
InterMune, Inc.*                                                                                8,200            106,928
IRIS International, Inc.*                                                                       5,800            103,240
Lifepoint Hospitals, Inc.*                                                                      5,200            262,704
Matria Healthcare, Inc.*                                                                       19,500            628,485
Medarex, Inc.*                                                                                 13,300            110,789
Medicines Co.*                                                                                  6,350            148,527
Myriad Genetics, Inc.*                                                                          5,700             89,205
Natus Medical, Inc.*                                                                           13,700            154,125
Neurocrine Biosciences, Inc.*                                                                   2,200             92,532
PerkinElmer, Inc.                                                                              17,900            338,310
Protein Design Labs, Inc.*                                                                     10,900            220,289
PSS World Medical, Inc.*                                                                       29,300            364,785
Respironics, Inc.*                                                                             14,300            516,373
Sybron Dental Specialties, Inc.*                                                                5,700            214,434
Triad Hospitals*                                                                                4,150            226,756
VCA Antech, Inc.*                                                                              13,600            329,800
Vertex Pharmaceuticals, Inc.*                                                                   6,700            112,828
Vnus Medical Technologies*                                                                     14,800            178,044
ZymoGenetics, Inc.*                                                                             7,400            130,240
                                                                                                             -----------
                                                                                                               7,623,484
                                                                                                             -----------

Industrials - 11.0%
Bucyrus International, Inc., Class A                                                            7,000            265,860
FTI Consulting, Inc.*                                                                          12,200            254,980
Huron Consulting Group, Inc.*                                                                  14,100            332,055
Interline Brands, Inc.*                                                                        14,000            277,200
Jack Henry & Associates, Inc.                                                                   9,400            172,114
Kennametal, Inc.                                                                                6,260            287,021
Landstar System*                                                                                4,900            147,588
LECG Corp.*                                                                                    21,300            452,838
MSC Industrial Direct Co., Inc.                                                                10,910            368,213
Navigant Consulting, Inc.*                                                                      9,100            160,706
Pacer International, Inc.*                                                                     10,600            230,974
Stericycle, Inc.*                                                                               5,000            251,600
UTI Worldwide, Inc.                                                                             2,510            174,746
Waste Connections (a)*                                                                         13,550            505,280
                                                                                                             -----------
                                                                                                               3,881,175
                                                                                                             -----------

Materials - 3.7%
Airgas, Inc.                                                                                   14,380            354,755
Arch Coal, Inc. (a)                                                                             3,220            175,393
Cleveland-Cliffs, Inc.                                                                          2,800            161,728
Consol Energy, Inc.                                                                            11,440            612,955
                                                                                                             -----------
                                                                                                               1,304,831
                                                                                                             -----------


Technology - 18.7%
Akamai Technologies, Inc.*                                                                     25,400            333,502
Anteon International Corp.*                                                                     7,800            355,836
Cymer, Inc.*                                                                                    9,700            255,595
Cypress Semiconductor Corp.*                                                                   27,300            343,707
Eclipsys Corp.*                                                                                 7,700            108,339
Exar Corp.*                                                                                    19,300            287,377
Filenet Corp.*                                                                                  6,700            168,438
Infocrossing, Inc. (a)*                                                                        16,300            203,261
Informatica Corp*                                                                              29,200            244,988
InfoSpace, Inc.*                                                                                9,500            312,835
Ingram Micro Inc., Class A*                                                                    25,200            394,632
Internet Security Systems*                                                                     14,500            294,205
Jamdat Mobile, Inc.*                                                                            5,900            163,312
Lam Research Corp.*                                                                             6,500            188,110
ManTech International Corp., Class A*                                                           8,800            273,152
Mcafee, Inc.*                                                                                  10,400            272,272
Online Resources Corp.*                                                                        24,400            275,964
Packeteer, Inc.*                                                                               14,800            208,680
Progress Software Corp.*                                                                       15,300            461,295
SafeNet, Inc.*                                                                                  5,400            183,924
Secure Computing Corp.*                                                                        17,900            194,752
SS&C Technologies, Inc.                                                                        11,100            351,648
Varian Semiconductor Equipment Associates, Inc.*                                                7,300            270,100
Verisign, Inc.*                                                                                11,900            342,244
WebEx Communications, Inc.*                                                                     4,000            105,640
                                                                                                             -----------
                                                                                                               6,593,808
                                                                                                             -----------

Utilities - 1.8%
AGL Resources, Inc.                                                                            12,110            468,052
Atmos Energy Corp.                                                                              6,100            175,675
                                                                                                             -----------
                                                                                                                 643,727
                                                                                                             -----------
TOTAL EQUITIES (Cost $28,000,240)                                                                             33,412,907
                                                                                                             -----------

SHORT-TERM INVESTMENTS - 0.1%                                 Rate         Maturity         Par Value
                                                              ----         --------         ---------
U.S. Government - 0.1%
U.S. Treasury Bill+ (Cost $29,811)                            2.96 %       9/15/2005           30,000             29,810
                                                                                                             -----------

INVESTMENT OF CASH COLLATERAL - 6.3%                                                          Shares
                                                                                               ------
BlackRock Cash Strategies L.L.C ++ (Cost $2,235,410)                                        2,235,410          2,235,410
                                                                                                             -----------
TOTAL UNAFFILIATED INVESTMENTS   (Cost $30,265,461)                                                           35,678,127
                                                                                                             -----------

AFFILIATED INVESTMENTS  - 4.7%
Dreyfus Institutional Preferred Plus +++ (Cost $1,664,167)                                  1,664,167          1,664,167
                                                                                                             -----------

TOTAL INVESTMENTS - 105.7% (Cost $31,929,628)                                                                 37,342,294
                                                                                                             -----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7%)                                                                (2,020,914)
                                                                                                             -----------
NET ASSETS - 100%                                                                                            $35,321,380
                                                                                                             ===========

Notes to Schedule of Investments:
REIT - Real Estate Investment Trust
(a)  Security, or a portion of thereof, was on loan at 6/30/05.
* Non-income producing security + Denotes all or part of security segregated as collateral.
++ Money market fund exempt from registration under the Investment Company Act of 1940 offered only to eligible investors.
+++  Affiliated institutional money market fund.

At June 30 ,2005 the Fund held the following futures contracts:

                                                       Expiration      Underlying Face    Unrealized
Contract                                  Position        Date         Amount at Value       Gain
------------------------------------------------------------------------------------------------------
Russell 2000 Index (3 Contracts)            Long        9/15/2005       $ 321,550          $ 5,900
                                                                                           ========

                   The Boston Company Large Cap Core Portfolio

               Schedule of Investments - June 30, 2005 (Unaudited)

                                                                                                                    Value
Security Description                                                                                 Shares       (Note 1A)
----------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 100.0%
EQUITIES - 99.4%
Consumer Discretionary - 13.4%
Advance Auto Parts, Inc.*                                                                             10,010         646,146
Carnival Corp.                                                                                         5,080         277,114
Coach, Inc.*                                                                                          16,960         569,347
Comcast Corp.*                                                                                        13,076         401,433
Dollar General Corp.                                                                                  17,300         352,228
Hilton Hotels Corp.                                                                                   10,760         256,626
J.C. Penny Company, Inc.                                                                              10,730         564,183
Marriott International, Class A                                                                        3,980         271,516
McDonalds Corp.                                                                                       21,500         596,625
Nordstrom, Inc.                                                                                       10,620         721,841
Omnicom Group                                                                                          3,170         253,156
The Home Depot, Inc.                                                                                  11,020         428,678
Time Warner, Inc.                                                                                     43,200         721,872
Viacom, Inc., Class B                                                                                  7,440         238,229
Walt Disney Co.                                                                                       24,920         627,486
                                                                                                                 -----------
                                                                                                                   6,926,480
                                                                                                                 -----------

Consumer Staples - 9.3%
Altria Group, Inc.                                                                                     9,780         632,375
CVS Corp.                                                                                             10,600         308,142
Dean Foods Corp.*                                                                                      9,900         348,876
Diageo PLC ADR                                                                                         4,440         263,292
Estee Lauder Cos., Class A                                                                             7,700         301,301
Gillette Co.                                                                                          11,470         580,726
Kellogg Co.                                                                                            5,710         253,752
Pepsico, Inc.                                                                                         11,240         606,173
Procter & Gamble Co.                                                                                  17,700         933,675
Treehouse Foods, Inc.*                                                                                 1,980          56,450
                                                                                                                 -----------
Wal-Mart Stores, Inc.                                                                                 10,940         527,308
                                                                                                                 -----------
                                                                                                                   4,812,070
                                                                                                                 -----------

Energy 8.6%
Anadarko Petroleum Corp.                                                                               2,170         178,266
BP PLC ADR                                                                                             4,290         267,610
Chevron Corp.                                                                                          6,932         387,637
ConocoPhillips                                                                                        12,100         695,629
Devon Energy Corp.                                                                                     9,600         486,528
Exxon Mobil Corp.                                                                                     29,094       1,672,032
Transocean, Inc.*                                                                                      6,320         341,090
Weatherford International Ltd.*                                                                        7,700         446,446
                                                                                                                 -----------
                                                                                                                   4,475,238
                                                                                                                 -----------

Financials - 19.1%
American Express Co.                                                                                   4,760         253,375
American International Group                                                                           6,469         375,849
AmeriCredit Corp.*                                                                                    10,640         271,320
Axis Capital Holdings Ltd.                                                                            14,100         399,030
Bank of America Corp.                                                                                 29,400       1,340,934
Chubb Corp.                                                                                            6,110         523,077
CIT Group, Inc.                                                                                       15,110         649,277
Citigroup, Inc.                                                                                       34,866       1,611,855
Countrywide Financial Corp.                                                                            6,710         259,073
Fannie Mae                                                                                            11,220         655,248
Franklin Resources, Inc.                                                                               3,630         279,437
Freddie Mac                                                                                            3,530         230,262
Goldman Sachs Group, Inc.                                                                              4,780         487,656
JPMorgan Chase & Co.                                                                                   7,130         251,832
Lazard Ltd. Class A*                                                                                   8,700         202,275
Lehman Brothers Holdings, Inc.                                                                         4,280         424,918
Merrill Lynch & Co., Inc.                                                                              4,200         231,042
Northern Trust Corp.                                                                                   5,610         255,760
Radian Group, Inc.                                                                                    10,600         500,532
Wachovia Corp.                                                                                        13,320         660,672
                                                                                                                 -----------
                                                                                                                   9,863,424
                                                                                                                 -----------

Health Care - 14.6%
Andrx Corp.*                                                                                          11,790         239,455
Cephalon, Inc.*                                                                                        5,560         221,344
Charles River Laboratories*                                                                            5,600         270,200
Fisher Scientific International                                                                        8,400         545,160
Genzyme Corp.                                                                                          4,300         258,387
Hospira, Inc.*                                                                                        11,470         447,330
Johnson & Johnson                                                                                     14,940         971,100
Laboratory Corp. of America Holdings*                                                                  4,170         208,083
McKesson Corp.                                                                                         6,770         303,228
Pfizer, Inc.                                                                                          39,740       1,096,029
Sanofi-Aventis ADR                                                                                    12,400         508,276
St. Jude Medical, Inc.                                                                                 6,160         268,638
Triad Hospitals*                                                                                       7,180         392,315
WebMD Corp.*                                                                                          34,570         355,034
Wellpoint Inc.*                                                                                        9,040         629,546
Wyeth                                                                                                 18,690         831,705
                                                                                                                 -----------
                                                                                                                   7,545,830
                                                                                                                 -----------

Industrials - 11.7%
Caterpillar, Inc.                                                                                      2,260         215,401
Danaher Corp.                                                                                          8,800         460,592
Deere & Co.                                                                                            5,080         332,689
Emerson Electric Co.                                                                                   3,190         199,790
FedEx Corp.                                                                                            2,900         234,929
General Dynamics Corp.                                                                                 3,540         387,772
General Electric Corp.                                                                                49,320       1,708,938
Honeywell International, Inc.                                                                          4,970         182,051
Lockheed Martin Corp.                                                                                  2,810         182,285
Norfolk Southern Corp.                                                                                16,300         504,648
Rockwell Automation, Inc.                                                                              6,310         307,360
Textron, Inc.                                                                                          5,510         417,934
Tyco International Ltd.                                                                               16,440         480,048
United Technologies Corp.                                                                              8,300         426,205
                                                                                                                 -----------
                                                                                                                   6,040,642
                                                                                                                 -----------

Materials - 2.8%
Alcoa, Inc.                                                                                           18,290       $ 477,918
Dow Chemical Co.                                                                                      11,700         521,001
El Du Pont de Nemours & Co.                                                                            4,380         188,384
PPG Industries, Inc.                                                                                   3,780         237,233
                                                                                                                 -----------
                                                                                                                   1,424,536
                                                                                                                 -----------

Technology - 14.1%
Altera Corp.*                                                                                         16,930         335,553
Cisco Systems, Inc.*                                                                                  31,860         608,845
EMC Corp./Massachusetts                                                                               50,670         694,686
Global Payments, Inc.                                                                                  4,580         310,524
Intel Corp.                                                                                           36,920         962,135
International Business Machines Corp.                                                                 15,800       1,172,360
Microsoft Corp.                                                                                       39,600         983,664
Motorola , Inc.                                                                                       24,040         438,970
National Semiconductor Corp.                                                                          15,500         341,465
Texas Instruments, Inc.                                                                               25,750         722,803
Verisign, Inc.*                                                                                        7,380         212,249
Yahoo! Inc.*                                                                                          14,720         510,048
                                                                                                                 -----------
                                                                                                                   7,293,302
                                                                                                                 -----------

Telecommunication Service - 2.5%
SBC Communications, Inc.                                                                              26,410         627,238
Verizon Communications, Inc.                                                                          18,600         642,630
                                                                                                                 -----------
                                                                                                                   1,269,868
                                                                                                                 -----------

Utilities - 3.3%
Constellation Energy Group, Inc.                                                                      12,300         709,587
P G & E Corp.                                                                                         17,000         638,180
Sempra Energy                                                                                          9,200         380,052
                                                                                                                 -----------
                                                                                                                   1,727,819
                                                                                                                 -----------
TOTAL EQUITIES (COST $39,967,893)                                                                                 51,379,209
                                                                                                                 -----------

SHORT-TERM INVESTMENTS - 0.6%                                         Rate       Maturity          Par Value
                                                                    -----------------------------------------
U.S. Government- 0.6%
U.S. Treasury Bill + (Cost $298,101)                                 2.96%      9/15/2005           $300,000         298,101
                                                                                                                 -----------
TOTAL UNAFFILIATED INVESTMENTS  (Cost $40,265,994)                                                                51,677,310
                                                                                                                 -----------

AFFILIATED INVESTMENTS - 0.0%                                                                        Shares
                                                                                                    --------
Dreyfus Institutional Preferred Plus Money Market ++ (Cost $19,691)                                   19,691          19,691
                                                                                                                 -----------

TOTAL INVESTMENTS - 100.0% (Cost $40,285,685)                                                                     51,697,001
                                                                                                                 -----------
OTHER ASSETS, LESS LIABILITIES - 0.0%                                                                                  2,215
                                                                                                                 -----------
NET ASSETS-100%                                                                                                  $51,699,216
                                                                                                                 ===========

Notes to Schedule of Investments:
ADR-American Depository Receipt
*   Non-income producing security.
+   Denotes all or part of security segregated as collateral.
++  Affiliated institutional money market fund.

                  The Boston Company Small Cap Value Portfolio

               Schedule of Investments - June 30, 2005 (Unaudited)

                                                                                                                         Value
Security Description                                                                                 Shares             (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 109.1%
EQUITIES - 98.9%
Consumer Discretionary - 17.5%
American Greetings Corp., Class A (a)                                                                  39,900            1,057,350
Aztar Corp.*                                                                                           64,200            2,198,850
Big 5 Sporting Goods Corp.                                                                             48,900            1,387,782
Charming Shoppes, Inc.*                                                                               150,500            1,404,165
Dillards                                                                                               25,000              585,500
Gemstar-TV Guide International, Inc.*                                                                 336,300            1,207,317
Gray Television, Inc.                                                                                  94,200            1,136,052
Jos A Bank Clothiers, Inc. (a)                                                                         38,000            1,645,400
Keystone Automotive Industries, Inc.                                                                   12,100              299,233
La-Z-Boy, Inc. (a)                                                                                     61,200              891,684
Matthews International Corp., Class A                                                                  16,900              658,424
Regis Corp.                                                                                            23,400              914,472
School Specialty, Inc.                                                                                 39,400            1,832,100
Stanley Furniture Co., Inc.                                                                            31,200              766,272
Steve Madden Ltd.                                                                                      28,500              506,160
Superior Industries International, Inc. (a)                                                            29,200              692,040
The Pep Boys - Manny, Moe & Jack                                                                       43,400              587,636
The Reader's Digest Association                                                                        68,100            1,123,650
The Yankee Candle Co. (a)                                                                              44,500            1,428,450
Too, Inc.                                                                                              47,700            1,114,749
Toro Co.                                                                                               23,800              918,918
Wabtec Corp.                                                                                           38,000              816,240
Winnebago Industries, Inc.                                                                             31,400            1,028,350
Zale Corp                                                                                              22,200              703,518
                                                                                                                      ------------
                                                                                                                        24,904,312
                                                                                                                      ------------

Consumer Staples - 5.9%
Del Monte Foods Co.*                                                                                  116,200            1,251,474
Fresh Del Monte Produce                                                                                34,900              939,508
J & J Snack Food Corp.                                                                                 12,100              633,435
Lance, Inc.                                                                                            43,300              745,193
Longs Drug Stores Corp.                                                                                24,400            1,050,420
Performance Food Group Co.                                                                             58,800            1,776,348
Ralcorp Holdings, Inc.                                                                                 47,100            1,938,165
                                                                                                                      ------------
                                                                                                                         8,334,543
                                                                                                                      ------------

Energy - 5.5%
Arch Coal, Inc. (a)                                                                                    47,500            2,587,325
Dril-Quip, Inc.*                                                                                       20,100              583,101
Oil States International, Inc.                                                                         56,500            1,422,105
Tetra Technologies                                                                                     52,400            1,668,940
Universal Compression Holdings, Inc.                                                                   27,300              989,352
Veritas DGC, Inc.                                                                                      21,800              604,732
                                                                                                                      ------------
                                                                                                                         7,855,555
                                                                                                                      ------------

Financials - 19.7%
Alabama National Bancorp/Del                                                                           11,100              725,607
Alexandria Real Estate Equities, Inc. REIT                                                             13,900            1,020,955
Amergy Bancorp, Inc.                                                                                   71,800            1,606,884
Aspen Insurance Holdings Ltd.                                                                          52,400            1,444,144
Assured Guaranty Ltd                                                                                   56,700            1,324,512
BankAtlantic Bancorp, Inc.                                                                             40,200              761,790
Boykin Lodging Co.* REIT                                                                               11,700              156,780
Capital Automotive REIT                                                                                34,300            1,309,231
Capital Trust, Inc., Class A REIT                                                                      30,000            1,002,300
Crescent Real Estate Equities Co. REIT                                                                 36,000              675,000
Financial Federal Corp.                                                                                28,800            1,112,832
First Potomac Realty Trust REIT                                                                        22,900              567,920
First Republic Bank                                                                                    29,000            1,024,570
Horace Mann Educators Corp.                                                                            31,500              592,830
Innkeepers USA Trust REIT                                                                              70,900            1,059,246
Jones Lang Lasalle                                                                                     30,500            1,349,015
Knight Capital Group, Inc. (a)                                                                        167,100            1,273,302
Lasalle Hotel Properties                                                                               27,200              892,432
Metris Cos, Inc.                                                                                       91,400            1,321,644
Mission West Properties REIT                                                                           60,400              620,308
Pacific Capital Bancorp                                                                                21,000              778,680
Phoenix Companies, Inc. (a)                                                                            67,100              798,490
Provident Bankshares Corp.                                                                             22,200              708,402
Provident New York Bancorp, Inc.                                                                       42,800              518,308
Raymond James Financial, Inc.                                                                          54,400            1,536,800
Redwood Trust, Inc. REIT (a)                                                                           10,600              546,960
Santander BanCorp                                                                                      17,600              441,056
Scottish Annuity & Life Holding                                                                        46,100            1,117,464
Sterling Bancshares, Inc.                                                                              45,300              704,868
Sterling Financial Corp.                                                                               16,300              609,620
Summit Bancshares, Inc. (Texas)                                                                        28,300              489,590
                                                                                                                      ------------
                                                                                                                        28,091,540
                                                                                                                      ------------

Health Care - 9.0%
Amedisys, Inc.* (a)                                                                                    58,400            2,147,952
Andrx Corp.*                                                                                           36,200              735,222
Apria Healthcare Group, Inc.*                                                                          16,200              561,168
Hooper Holmes, Inc.                                                                                   129,600              537,840
Ista Pharmaceuticals, Inc.*                                                                            41,300              343,616
Kindred Healthcare, Inc.                                                                               18,500              732,785
Magellan Health Services, Inc.                                                                         20,300              716,793
Medicines Co.                                                                                          36,400              851,396
Omnicell, Inc.                                                                                         58,400              513,920
Option Care, Inc.                                                                                      50,300              709,230
Pediatrix Medical Group, Inc.                                                                          16,600            1,220,764
Polymedia Corp.                                                                                        42,100            1,501,286
Res-Care Inc.                                                                                          78,000            1,057,680
Sierra Health Services (a)                                                                             16,400            1,171,944
                                                                                                                      ------------
                                                                                                                        12,801,596
                                                                                                                      ------------

Industrials - 19.4%
Bowne & Co., Inc.                                                                                      87,900            1,271,034
Casella Waste Systems, Inc.*                                                                           63,300              759,600
Central Parking Corp.                                                                                  47,500              653,125
Chicago Bridge & Iron Co. N.V.                                                                         58,700            1,341,882
CIRCOR International, Inc.                                                                             30,600              754,902
Comfort Systems USA Inc.*                                                                              60,000              394,800
Courier Corp.                                                                                          19,000              729,790
Duratek, Inc.*                                                                                         20,900              484,462
Esterline Technologies Corp.*                                                                          46,400            1,859,712
Granite Construction, Inc.                                                                             48,100            1,351,610
GSI Group Inc.*                                                                                       111,600            1,051,272
Herley Industries, Inc.*                                                                               61,600            1,123,584
Insituform Technologies, Inc.                                                                          41,800              670,054
Labor Ready                                                                                            33,400              778,554
Laidlaw International, Inc.                                                                           103,600            2,496,760
LECG Corp.                                                                                             43,800              931,188
McGrath RentCorp.                                                                                      39,800              943,260
MSC Industrial Direct Co., Inc.                                                                        23,300              786,375
Reliance Steel & Aluminum                                                                              25,600              948,992
Shaw Group Inc. (a)                                                                                    48,000            1,032,480
SI International, Inc.                                                                                 21,400              641,144
Source Interlink Cos., Inc.                                                                            63,800              789,206
The Brink's Co.                                                                                        50,600            1,821,600
United Rentals, Inc.                                                                                   83,200            1,681,472
Wabash National Corp.                                                                                  26,600              644,518
Waste Connections (a)                                                                                  44,200            1,648,218
                                                                                                                      ------------
                                                                                                                        27,589,594
                                                                                                                      ------------

Materials - 4.8%
Aceto Corp.                                                                                            57,300            $ 428,604
Compass Minerals International, Inc.                                                                   32,300              755,820
FMC Corp.*                                                                                             22,300            1,251,922
FMC Technologies, Inc.                                                                                 67,400            2,154,778
NN, Inc.                                                                                               43,700              554,116
RTI International Metals Inc.                                                                          55,300            1,736,973
                                                                                                                      ------------
                                                                                                                         6,882,213
                                                                                                                      ------------

Technology - 13.5%
Comtech Telecommunications Corp.*                                                                      17,800              580,814
CyberOptics Corp.*                                                                                     21,700              282,100
Digi International, Inc.*                                                                              93,800            1,112,468
EFunds Corp.*                                                                                          45,000              809,550
Electronics for Imaging, Inc.*                                                                         65,400            1,376,016
Epicor Software Corp.*                                                                                 43,200              570,240
EPIQ Systems, Inc.*                                                                                    38,100              623,316
FEI Co.*                                                                                               29,800              679,738
Hutchinson Technology, Inc.* (a)                                                                       14,200              546,842
Infocrossing, Inc.* (a)                                                                                47,000              586,090
Informatica Corp.*                                                                                    122,100            1,024,419
Komag, Inc.                                                                                            21,600              612,792
McData Corp. (a)                                                                                      171,000              684,000
Newport Corp.                                                                                          67,100              930,006
NIC, Inc.                                                                                             121,700              562,254
Perot Systems Corp., Class A                                                                           98,800            1,404,936
Phase Forward, Inc.                                                                                    88,200              599,760
Photon Dynamics, Inc.                                                                                  32,500              669,825
PLATO Learning, Inc.                                                                                   52,400              386,712
Progress Software Corp.                                                                                51,000            1,537,650
RSA Security, Inc.                                                                                     44,800              514,304
Rudolph Technologies, Inc.                                                                             44,300              634,819
SafeNet, Inc.                                                                                          30,300            1,032,018
Sybase, Inc.                                                                                           50,100              919,335
Symmetricom, Inc. (a)                                                                                  56,000              580,720
                                                                                                                      ------------
                                                                                                                        19,260,724
                                                                                                                      ------------

Utilities - 3.6%
Cleco Corp.                                                                                            62,800            1,354,596
PNM Resources Inc.                                                                                     66,000            1,901,460
UGI Corp.                                                                                              67,900            1,894,410
                                                                                                                      ------------
                                                                                                                         5,150,466
                                                                                                                      ------------
TOTAL EQUITIES (Cost $122,510,789)                                                                                     140,870,543
                                                                                                                      ------------

SHORT-TERM INVESTMENTS - 0.1%                                              Rate        Maturity     Par Value
                                                                        -------------------------------------
U.S. Government - 0.1%
U.S. Treasury Bill +  (Cost $ 213,639)                                    2.96%       9/15/2005     $ 215,000              213,639
                                                                                                                      ------------

INVESTMENT OF CASH COLLATERAL - 10.1%                                                               Shares
                                                                                                   ---------
BlackRock Cash Strategies L.L.C. ++ (Cost $14,350,920)                                             14,350,920           14,350,920
                                                                                                                      ------------
TOTAL UNAFFILIATED INVESTMENTS  (Cost $137,075,348)                                                                    155,435,102
                                                                                                                      ------------

AFFILIATED INVESTMENTS - 4.5%
Dreyfus Institutional Preferred Plus Money Market +++ (Cost $6,344,051)                             6,344,051            6,344,051
                                                                                                                      ------------

TOTAL INVESTMENTS - 113.6% (Cost $143,419,399)                                                                         161,779,153
                                                                                                                      ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.6%)                                                                        (19,286,441)
                                                                                                                      ------------
NET ASSETS-100%                                                                                                       $142,492,712
                                                                                                                      ============

Notes to Schedule of Investments:
REIT- Real Estate Investment Trust
(a)  Security, or a portion of thereof, was on loan at 6/30/05.
*    Non-income producing security
+    Rate noted is yield to maturity.
++ Money market fund exempt from registration under the Investment Company Act of 1940 offered only to eligible investors.
+++  Affiliated institutional money market fund.

Item 2 -- Controls and Procedures.

       (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

       (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

       Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO

                                   By:   /s/ STEVEN M. ANDERSON
                                         --------------------------------------
                                         Steven M. Anderson
                                         Treasurer

                                   Date: August 24, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                   By:   /s/ STEVEN M. ANDERSON
                                         -------------------------------------
                                         Steven M. Anderson
                                         Treasurer

                                   Date: August 24, 2005


                                   By:   /s/ PATRICK J. SHEPPARD
                                         -------------------------------------
                                         Patrick J. Sheppard
                                         President

                                   Date: August 24, 2005